Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Other Receivables [Abstract]
Schedule of Other Receivables
	Consolidated
	December 31, 2025 US$	December 31, 2024 US$
Other receivables	1,353,992	1,341,605